Commitments and Contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) MWh MW Contract	Dec. 31, 2024 USD ($) MWh	Dec. 31, 2023 USD ($) MWh	May 07, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 08, 2025 USD ($) MW	Jul. 22, 2025 USD ($) agreement Days MW
Long-term Purchase Commitment [Line Items]
2026 Percent of Output	14.00%
Average cost of Company's energy output (US$ per kWh)	$ 0.051
Number of Public Utility Districts with long term purchase agreements | Contract	3
Total energy obtained during period under purchased power contracts (MWh) | MWh	18.6	14.6	14.7
Cost incurred during period to provide energy under purchased power contracts	$ 1,196,400,000	$ 1,006,300,000	$ 851,600,000
Daily take obligation under long-term service contract (percent)	100.00%
Daily delivery obligation under long-term service contract (percent)	100.00%
compliance schedule period	4 years
Compliance schedule period, year 1-3	3 years
Annual compliance obligation, partial percentage	30.00%
Compliance schedule period, Year 4	fourth year
Annual compliance obligation, complete percentage	100.00%
Investment Tax Credit, sales percentage	50.00%
Contractual Obligation					$ 94,200,000
Nameplate Capacity | MW	132,500
Power Purchase Agreements
Long-term Purchase Commitment [Line Items]
Contractual Obligation				$ 165,900,000
Puget Sound Energy
Long-term Purchase Commitment [Line Items]
Loss Contingency Accrual	$ 119,300,000
Puget Sound Energy | Centralia Tolling Agreement
Long-term Purchase Commitment [Line Items]
Contractual Obligation						$ 2,100,000,000
Nameplate Capacity | MW						700
Puget Sound Energy | Battery Energy Storage System
Long-term Purchase Commitment [Line Items]
Contractual Obligation							$ 2,100,000,000
Number of Agreements | agreement							2
Days to terminate | Days							300
Nameplate Capacity | MW							200
Puget Sound Energy | Solar PV Energy Project
Long-term Purchase Commitment [Line Items]
Contractual Obligation							$ 2,100,000,000
Number of Agreements | agreement							2
Agreement Term							25 years
Nameplate Capacity | MW							400
Combustion turbines
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Demand Charges	$ 77,600,000	71,100,000	60,500,000
Combustion turbines | Minimum
Long-term Purchase Commitment [Line Items]
Remaining terms under contract	1 year
Combustion turbines | Maximum
Long-term Purchase Commitment [Line Items]
Remaining terms under contract	21 years
Firm storage service
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Demand Charges	$ 131,600,000	$ 125,000,000	$ 137,600,000